Revenue from collaboration agreements - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Revenue From Contract With Customers [Line Items]
Amortization of contract costs capitalized	€ 100	€ 200	€ 100	€ 300
Receipt of upfront of payment	22,354	€ 17,215	32,150	€ 120,123
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Proceeds from option exercise fee under collaborative arrangement	13,700		13,700
BMS Collaboration Agreement [Member] | IMA401 [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Receipt of upfront of payment			91,300
Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone or royalty payment receivable	€ 0		€ 0